Income Taxes - Schedule of Domestic and Foreign Components of Income Before Provision for (Benefit from) Income Taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic			$ (5,274)	$ (125,014)
International			4,676	324
Loss before income tax benefit (expense)	$ (14,443)	$ (2,318)	$ (598)	$ (124,690)